UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 03/31/2012

Check here if Amendment [ ]; Amendment Number:  ______
   This Amendment (Check only one.):   [ ] is a restatement.
                                       [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:       Partner Investment Management, L.P.
Address:    Four Embarcadero Center
            Suite 3500
            San Francisco, CA 94111

Form 13F File Number: 28-13168

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Darin Sadow
Title:   Chief Compliance Officer
Phone:   415-281-1000

Signature, Place, and Date of Signing:

    /s/ Darin Sadow           San Francisco, CA      05/15/2012
-------------------------     -----------------      --------------
[Signature]                     [City, State]        [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0
                                          ------------
Form 13F Information Table Entry Total:    74
                                          ------------
Form 13F Information Table Value Total:    839,072
                                          ------------
                                           (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

                           FORM 13F INFORMATION TABLE

   Column 1                 Column 2  Column 3  Column 4      Column 5          Column 6   Column 7       Column 8
   --------                 --------  --------  --------  -----------------     --------   --------  ------------------

                            TITLE OF              VALUE   SHRS OR  SH/ PUT/    INVESTMENT    OTHER
NAME OF ISSUER               CLASS     CUSIP    (x$1000)  PRN AMT  PRN CALL    DISCRETION   MANAGER  SOLE  SHARED  NONE
--------------              --------   -----    --------  -------  --- ----    ----------   -------  ----  ------  ----
AETNA INC NEW                 COM    00817Y108    1,391     27,727 SH        Shared-defined            0     27,727   0
AGILENT TECHNOLOGIES INC      COM    00846U101    2,250     50,548 SH        Shared-defined            0     50,548   0
AMERICAN TOWER CORP NEW       COM    03027X100    6,029     95,661 SH        Shared-defined            0     95,661   0
AMERIGROUP CORP               COM    03073T102    2,357     35,030 SH        Shared-defined            0     35,030   0
AMYLIN PHARMACEUTICALS INC    COM    032346908      229     41,600 SH  Call  Shared-defined            0     41,600   0
AMYLIN PHARMACEUTICALS INC    COM    032346108    5,566    222,980 SH        Shared-defined            0    222,980   0
APPLE INC                     COM    037833100    9,912     16,533 SH        Shared-defined            0     16,533   0
BARD C R INC                  COM    067383109    4,921     49,844 SH        Shared-defined            0     49,844   0
BORGWARNER INC                COM    099724106   21,087    250,026 SH        Shared-defined            0    250,026   0
BROOKDALE SR LIVING INC       COM    112463104    5,586    298,384 SH        Shared-defined            0    298,384   0
CBRE GROUP INC                COM    12504L109   11,816    591,973 SH        Shared-defined            0    591,973   0
CHECK POINT SOFTWARE TECH LT  COM    M22465104   12,615    197,601 SH        Shared-defined            0    197,601   0
CISCO SYS INC                 COM    17275R102   22,218  1,050,510 SH        Shared-defined            0  1,050,510   0
CITRIX SYS INC                COM    177376100    6,288     79,682 SH        Shared-defined            0     79,682   0
CME GROUP INC                 COM    12572Q105    6,298     21,767 SH        Shared-defined            0     21,767   0
COGNIZANT TECHNOLOGY SOLUTIO  COM    192446102   20,161    262,003 SH        Shared-defined            0    262,003   0
COMMUNITY HEALTH SYS INC NEW  COM    203668108    3,512    157,924 SH        Shared-defined            0    157,924   0
COOPER COS INC                COM    216648402    5,112     62,566 SH        Shared-defined            0     62,566   0
DENDREON CORP                 COM    24823Q907       13     52,000 SH  Call  Shared-defined            0     52,000   0
EXPRESS SCRIPTS INC           COM    302182100   22,697    418,926 SH        Shared-defined            0    418,926   0
EXPRESS SCRIPTS INC           COM    302182950       10     68,800 SH  Put   Shared-defined            0     68,800   0
F5 NETWORKS INC               COM    315616102   23,191    171,839 SH        Shared-defined            0    171,839   0
GILEAD SCIENCES INC           COM    375558103   54,329  1,111,928 SH        Shared-defined            0  1,111,928   0
GILEAD SCIENCES INC           COM    375558903      989    344,100 SH  Call  Shared-defined            0    344,100   0
HCA HOLDINGS INC              COM    40412C101    9,822    397,005 SH        Shared-defined            0    397,005   0
HEALTH NET INC                COM    42222G108   21,250    534,987 SH        Shared-defined            0    534,987   0
ILLUMINA INC                  COM    452327109    2,074     39,424 SH        Shared-defined            0     39,424   0
INGERSOLL-RAND PLC            COM    G47791101   40,793    986,533 SH        Shared-defined            0    986,533   0
INTERMUNE INC                 COM    45884X103    4,265    290,749 SH        Shared-defined            0    290,749   0
INVENSENSE INC                COM    46123D205    2,717    150,113 SH        Shared-defined            0    150,113   0
ISHARES TR                    COM    464287904       30    129,300 SH  Call  Shared-defined            0    129,300   0
K V PHARMACEUTICAL CO         COM    482740206      165    125,103 SH        Shared-defined            0    125,103   0
LAS VEGAS SANDS CORP          COM    517834107   45,248    785,969 SH        Shared-defined            0    785,969   0
LENNAR CORP                   COM    526057104    2,135     78,568 SH        Shared-defined            0     78,568   0
LOWES COS INC                 COM    548661107   14,168    451,494 SH        Shared-defined            0    451,494   0
MEDIVATION INC                COM    58501N101   35,839    479,646 SH        Shared-defined            0    479,646   0
MICROSOFT CORP                COM    594918104   54,409  1,686,832 SH        Shared-defined            0  1,686,832   0
MOLINA HEALTHCARE INC         COM    60855R100    9,584    284,978 SH        Shared-defined            0    284,978   0
NVIDIA CORP                   COM    67066G104   10,392    675,050 SH        Shared-defined            0    675,050   0
OREXIGEN THERAPEUTICS INC     COM    686164104    4,097    999,194 SH        Shared-defined            0    999,194   0
PATTERSON COMPANIES INC       COM    703395103    2,078     62,205 SH        Shared-defined            0     62,205   0
PFIZER INC                    COM    717081103   34,046  1,503,479 SH        Shared-defined            0  1,503,479   0
PSS WORLD MED INC             COM    69366A100    4,512    178,074 SH        Shared-defined            0    178,074   0
PULTE GROUP INC               COM    745867101    3,569    403,257 SH        Shared-defined            0    403,257   0
QIAGEN NV                     COM    N72482107    4,118    264,509 SH        Shared-defined            0    264,509   0
QUESTCOR PHARMACEUTICALS INC  COM    74835Y101   15,520    412,551 SH        Shared-defined            0    412,551   0
RED HAT INC                   COM    756577102    4,597     76,759 SH        Shared-defined            0     76,759   0
RITE AID CORP                 COM    767754104    2,048  1,177,215 SH        Shared-defined            0  1,177,215   0
ROCKWELL AUTOMATION INC       COM    773903109    3,680     46,169 SH        Shared-defined            0     46,169   0
SALESFORCE COM INC            COM    79466L302   16,453    106,485 SH        Shared-defined            0    106,485   0
SINA CORP                     COM    G81477104    4,123     63,430 SH        Shared-defined            0     63,430   0
ST JUDE MED INC               COM    790849103    4,121     93,013 SH        Shared-defined            0     93,013   0
STANLEY BLACK & DECKER INC    COM    854502101   20,749    269,603 SH        Shared-defined            0    269,603   0
SUNTRUST BKS INC              COM    867914103   20,732    857,748 SH        Shared-defined            0    857,748   0
THERMO FISHER SCIENTIFIC INC  COM    883556102   16,235    287,952 SH        Shared-defined            0    287,952   0
THRESHOLD PHARMACEUTICAL INC  COM    885807206      703     79,843 SH        Shared-defined            0     79,843   0
TIFFANY & CO NEW              COM    886547108   30,515    441,412 SH        Shared-defined            0    441,412   0
TOLL BROTHERS INC             COM    889478103    2,009     83,726 SH        Shared-defined            0     83,726   0
UNITEDHEALTH GROUP INC        COM    91324P102      698     11,851 SH        Shared-defined            0     11,851   0
UNIVERSAL AMERN CORP NEW      COM    91338E101    2,990    277,403 SH        Shared-defined            0    277,403   0
VCA ANTECH INC                COM    918194101    1,402     60,418 SH        Shared-defined            0     60,418   0
VIVUS INC                     COM    928551950       32     62,400 SH  Put   Shared-defined            0     62,400   0
VOLCANO CORPORATION           COM    928645100      888     31,275 SH        Shared-defined            0     31,275   0
WALGREEN CO                   COM    931422109    9,084    271,249 SH        Shared-defined            0    271,249   0
WARNACO GROUP INC             COM    934390402    1,212     20,747 SH        Shared-defined            0     20,747   0
WATSON PHARMACEUTICALS INC    COM    942683103    1,373     20,476 SH        Shared-defined            0     20,476   0
WELLCARE HEALTH PLANS INC     COM    94946T106   12,855    178,842 SH        Shared-defined            0    178,842   0
WHIRLPOOL CORP                COM    963320106   25,606    333,150 SH        Shared-defined            0    333,150   0
WHITING PETE CORP NEW         COM    966387102    9,716    178,940 SH        Shared-defined            0    178,940   0
WYNDHAM WORLDWIDE CORP        COM    98310W108   12,322    264,925 SH        Shared-defined            0    264,925   0
YUM BRANDS INC                COM    988498101   34,732    487,948 SH        Shared-defined            0    487,948   0
ZELTIQ AESTHETICS INC         COM    98933Q108      122     19,801 SH        Shared-defined            0     19,801   0
ZIMMER HLDGS INC              COM    98956P102   11,004    171,191 SH        Shared-defined            0    171,191   0
ZYNGA INC                     COM    98986T108   19,663  1,495,297 SH        Shared-defined            0  1,495,297   0